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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment []; Amendment Number:________
  This Amendment (Check only one.):      [] is a restatement
                                         [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager:            Salzman & Co., Inc.
Business Address:                                    411 West Putnam Avenue
                                                     Greenwich, CT  06830

Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen B. Salzman
Title:            CEO/President
Phone:            203-302-2701

Signature, Place, and Date of Signing:

  /s/ Stephen B. Salzman          Greenwich, CT                  August 5, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.



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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 6/30/2008

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $286,170  (thousands)

List of Other Included Managers:

NONE


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                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2   COLUMN 3    COLUMN 4              COLUMN 5             COLUMN 6   COLUMN 7          COLUMN 8
 NAME OF          TITLE OF    CUSIP       VALUE      SHARES/     SH/       PUT/    INVESTMNT    OTHER        VOTING AUTHORITY
 ISSUER            CLASS                 (x$1000)    PRN AMT     PRN       CALL     DISCRETN     MGRS      SOLE      SHRD   NONE
---------------   --------   --------    --------    ---------------------------   ---------   --------   -----------------------
BANK OF AMERICA
  CORPORATION       COM      060505104      5256      220200     SH                  SOLE                  220200

BOEING CO           COM      097023105     20612      313630     SH                  SOLE                  313630

CME GROUP INC       COM      12572Q105     59548      155400     SH                  SOLE                  155400

CABOT CORP          COM      127055101     22862      940430     SH                  SOLE                  940430

EAGLE MATERIALS     COM      26969P108      8969      354100     SH                  SOLE                  354100
  INC

FEDERAL NATL        COM      313586109     99407     5095200     SH                  SOLE                 5095200
MTG ASSN

SPDR TR             UNIT     78462F103     40118      313469     SH                  SOLE                  313469
                    SER 1

TESORO CORP         COM      881609101     29398     1487000     SH                  SOLE                 1487000